SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The unaudited condensed financial statements include the accounts of the Company and its Subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation. References herein to the Company include the Company and its Subsidiary unless the context otherwise requires.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its Subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation. References herein to the Company include the Company and its Subsidiaries unless the context otherwise requires.

Cash

Cash and Cash Equivalents

The Company considers cash, short-term deposits, and other investments with original maturities of no more than ninety days when acquired to be cash and cash equivalents for the purposes of the statement of cash flows. The Company maintains cash balances at one financial institution and has experienced no losses with respect to amounts on deposit. The Company held no cash equivalents as of September 30, 2021 and 2020.

Cash

The Company considers cash, short-term deposits, and other investments with original maturities of no more than ninety days when acquired to be cash and cash equivalents for the purposes of the statement of cash flows. The Company maintains cash balances at two financial institutions and has experienced no losses with respect to amounts on deposit. The Company held no cash equivalents as of December 31, 2020 and 2019.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606, “Revenue from Contracts with Customers (“ASC 606”) and all the related amendments.

The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than previously required under U.S. GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

The Company had no revenue in 2021 and 2020 from continuing operations.

Revenue Recognition

On January 1, 2018, the Company adopted ASC Topic 606, “Revenue from Contracts with Customers (“ASC 606”) and all the related amendments. The Company elected to adopt this guidance using the modified retrospective method. The adoption of this guidance did not have a material effect on the Company’s financial position, results of operations, or cash flows.

The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than previously required under U.S. GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

The Company had no revenue in 2020 and 2019 from continuing operations.

Stock Based Compensation

Stock Based Compensation

The Company applies the fair value method of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Share Based Payment”, in accounting for its stock-based compensation with employees and non-employees. This standard states that compensation cost is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock-based compensation at the market price for the Company’s common stock and other pertinent factors at the grant date.

The Black-Scholes option pricing valuation method is used to determine fair value of stock options consistent with ASC 718, “Share Based Payment”. Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the awards and risk-free interest rates.

Stock Based Compensation

The Company applies the fair value method of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Share Based Payment”, in accounting for its stock-based compensation with employees and non-employees. This standard states that compensation cost is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. The Company values stock-based compensation at the market price for the Company’s common stock and other pertinent factors at the grant date.

The Black-Scholes option pricing valuation method is used to determine fair value of stock options consistent with ASC 718, “Share Based Payment”. Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the awards and risk-free interest rates.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development costs were $164,378 and $385,785 for the three and nine months ended September 30, 2021, respectively, and are a result of the Company’s activities to commence clinical trials of its drug Technology, as secured by the Company under a License Agreement executed in the second quarter of 2020. Research and development costs were $96,943 and $206,943 for the three and nine months ended September 30, 2020, respectively, and are also a result of the License Agreement as well as expenses incurred on the Technology prior to the signing of the License Agreement (see Note 10 – Commitments and Contingencies).

Research and Development

Research and development costs are expensed as incurred. Research and development costs were $362,456 for year ended December 31, 2020, and are a result of the License Agreement for the Company’s drug Technology executed during the period (see Note 13 – Commitments and Contingencies). The Company did not incur any research and development costs during 2019.

Fair Value Measurement

Fair Value Measurement

The Company measures fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Company’s convertible Bridge Notes are valued by using Monte Carlo Simulation methods and discounted future cash flow models. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. These convertible Bridge Notes do not trade in liquid markets, and as such, model inputs cannot generally be verified and do involve significant management judgment. Such instruments are typically classified within Level 3 of the fair value hierarchy.

Fair Value Measurement

The Company measures fair value in accordance with a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The Company’s convertible Bridge Notes are valued by using Monte Carlo Simulation methods and discounted future cash flow models. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. These convertible Bridge Notes do not trade in liquid markets, and as such, model inputs cannot generally be verified and do involve significant management judgment. Such instruments are typically classified within Level 3 of the fair value hierarchy.

Equity Method Investment

Equity Method Investment

Investments in partnerships, joint ventures and less-than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method. The Company’s consolidated net income includes the Company’s proportionate share of the net income or loss of our equity method investee. When we record our proportionate share of net income, it increases income (loss) — net in our consolidated statements of operations and our carrying value in that investment. Conversely, when we record our proportionate share of a net loss, it decreases income (loss) — net in our consolidated statements of income and our carrying value in that investment. The Company’s proportionate share of the net income or loss of our equity method investees includes significant operating and nonoperating items recorded by our equity method investee. These items can have a significant impact on the amount of income (loss) — net in our consolidated statements of operations and our carrying value in those investments. The Company divested its investment in its equity method investee in March 2021.

Equity Method Investment

Investments in partnerships, joint ventures and less-than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method. The Company’s consolidated net income includes the Company’s proportionate share of the net income or loss of our equity method investee. When we record our proportionate share of net income, it increases income (loss) — net in our consolidated statements of operations and our carrying value in that investment. Conversely, when we record our proportionate share of a net loss, it decreases income (loss) — net in our consolidated statements of income and our carrying value in that investment. The Company’s proportionate share of the net income or loss of our equity method investees includes significant operating and nonoperating items recorded by our equity method investee. These items can have a significant impact on the amount of income (loss) — net in our consolidated statements of operations and our carrying value in those investments.

Discontinued Operations

Discontinued Operations

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-10. In the period in which the component meets held-for-sale or discontinued operations criteria the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations.

The Company disposed of a component of its business pursuant to a Separation Agreement in November 2020, which met the definition of a discontinued operation. Accordingly, the operating results of the business disposed are reported as income (loss) from discontinued operations in the accompanying unaudited condensed statements of operations for the three months ended September 30, 2021 and 2020. For additional information, see Note 4 – Separation Agreement and Note 9 - Discontinued Operations.

Discontinued Operations

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-10. In the period in which the component meets held-for-sale or discontinued operations criteria the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations.

The Company disposed of a component of its business pursuant to a Separation Agreement in November 2020, which met the definition of a discontinued operation. Accordingly, the operating results of the business disposed are reported as income (loss) from discontinued operations in the accompanying consolidated statements of operations for the years ended December 31, 2020, and 2019. For additional information, see Note 4 – Separation Agreement and Note 14 - Discontinued Operations.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by FASB ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

In the event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would be recorded if the Company determined it is probable that a position would not be sustained upon examination or if payment would have to be made to a taxing authority and the amount is reasonably estimated. As of September 30, 2021 and December 31, 2020, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities; however, federal returns have not been filed since the Company’s inception in 2014. Such delinquencies are being resolved by management and a retained tax expert. Interest and penalties related to any unrecognized tax benefits is recognized in the unaudited condensed consolidated financial statements as a component of income taxes. The Company will need to be in compliance with the tax authorities by filing past federal and state income tax returns.

Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by FASB ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when in management’s view it is more likely than not (50%) that such deferred tax will not be utilized.

In the event that an uncertain tax position exists in which the Company could incur income taxes, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would be recorded if the Company determined it is probable that a position would not be sustained upon examination or if payment would have to be made to a taxing authority and the amount is reasonably estimated. As of December 31, 2020, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities; however, federal returns have not been filed since the Company’s inception in 2014. Such delinquencies are being resolved by management and a retained tax expert. Interest and penalties related to any unrecognized tax benefits is recognized in the consolidated financial statements as a component of income taxes.

Basic and Diluted Loss Per Share

Basic and Diluted Loss Per Share

Net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period plus any potentially dilutive shares related to the issuance of stock options, shares from the issuance of stock warrants, shares issued from the conversion of redeemable convertible preferred stock and shares issued for the conversion of convertible debt.

As of September 30, 2021, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive:

Shares from the conversion of Series B Preferred Stock not inclusive of dividends	9,431,250
Shares from the conversion of Series E-1 Preferred Stock (subject to vesting in 2021 through 2023 and potential forfeiture)	8,500,000
Shares from common stock options	1,112,619
Shares from common stock warrants	7,559,289
Shares from the conversion of debentures	218,750
Shares from the conversion of redeemable convertible preferred stock (based upon an assumed conversion price at September 30, 2021 of $0.16 per share; inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions)	4,286,875

As of September 30, 2020, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive:

Shares from common stock options	468,619
Shares from common stock warrants	46,154
Shares from the conversion of debentures	66,000
Shares that may be converted from Bridge Notes (based upon an assumed conversion price at September 30, 2020 of $1.98 per share)	8,079,617
Shares from the conversion of redeemable convertible preferred stock (inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions).	3,522,591

Basic and Diluted Loss Per Share

Net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding during the period plus any potentially dilutive shares related to the issuance of stock options, shares from the issuance of stock warrants, shares issued from the conversion of redeemable convertible preferred stock and shares issued for the conversion of convertible debt.

At December 31, 2020, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive (all shares adjusted to reflect a 25:1 reverse stock split effected on September 4, 2020):

Shares from the conversion of Series B Preferred Stock	1,756,250
Shares from the conversion of Series E-1 Preferred Stock (subject to vesting in 2021 through 2023 and potential forfeiture)	7,650,000
Shares from common stock options	468,619
Shares from common stock warrants	46,154
Shares from the conversion of debentures	625,000
Shares that may be converted from Bridge Notes (based upon an assumed conversion price at December 31, 2020 of $0.22 per share)	6,578,702
Shares from the conversion of redeemable convertible preferred stock (based upon an assumed conversion price at December 31, 2020 of $0.22 per share; not inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions)	2,727,273

At December 31, 2019, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive (all shares adjusted to reflect a 25:1 reverse stock split effected on September 4, 2020):

Shares from common stock options	340,619
Shares from common stock warrants	126,154
Shares from the conversion of debentures	66,000
Shares that may be converted from Bridge Notes (based upon an assumed conversion price at December 31, 2019 of $2.10 per share);	2,858,671
Shares from the conversion of redeemable convertible preferred stock (not inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions).	299,442

Significant Estimates

Significant Estimates

U.S. Generally Accepted Accounting Principles (“GAAP”) requires the Company to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited financial statements, the reported amounts of revenues and expenses, cash flows and the related footnote disclosures during the period. On an on-going basis, the Company reviews and evaluates its estimates and assumptions, including, but not limited to, those that relate to the fair value of stock-based compensation fair value of convertible bridge notes, and a valuation allowance on deferred tax assets and contingencies. Actual results could differ from these estimates.

Significant Estimates

U.S. Generally Accepted Accounting Principles (“GAAP”) requires the Company to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, the reported amounts of revenues and expenses, cash flows and the related footnote disclosures during the period. On an on-going basis, the Company reviews and evaluates its estimates and assumptions, including, but not limited to, those that relate to the fair value of stock based compensation fair value of convertible bridge notes, and deferred the valuation allowance on deferred tax assets and contingencies. Actual results could differ from these estimates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective January 1, 2022 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on January 1, 2021. The Company adopted ASU 2020-06 effective January 1, 2021. The adoption of ASU 2020-06 did not have an impact on the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on its unaudited financial statements.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”, requiring management to recognize any right-to-use-asset and lease liability on the statement of financial position for those leases previously classified as operating leases. The criteria used to determine such classification is essentially the same as under the previous guidance, but it is more subjective. The lessee would classify the lease as a finance lease if certain criteria at lease commencement are met. This ASU is effective for fiscal years beginning after December 15, 2018. Effective January 1, 2019 the Company adopted ASU 2016-02 which did not have an impact on the consolidated financial statements of the Company as the Company has no leases that meet the scope of ASC 842.

In June 2018, the FASB issued ASU No. 2018-07, Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting, which is intended to simplify the accounting for nonemployee share-based payment transactions by expanding the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early adoption is permitted, but no earlier than an entity’s adoption date of ASC 606. Effective January 1, 2019 the Company adopted ASC 2018-07 and it did not have an impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued guidance that amends fair value disclosure requirements. The guidance removes disclosure requirements on the transfers between Level 1 and Level 2 of the fair value hierarchy in addition to the disclosure requirements on the policy for timing of transfers between levels and the valuation process for Level 3 fair value measurements. The guidance clarifies the measurement uncertainty disclosure and adds disclosure requirements for Level 3 unrealized gains and losses and significant unobservable inputs used to develop Level 3 fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019. Entities are permitted to early adopt any removed or modified disclosures upon issuance and delay adoption of the additional disclosures until the effective date. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements and disclosures.

Reclassifications

Reclassifications

Certain reclassifications of prior year amounts have been made to conform to the 2021 presentation. These reclassifications had no effect on net loss or loss per share as previously reported.

Reclassifications

Certain reclassifications of prior year amounts have been made to conform to the 2020 presentation. These reclassifications had no effect on net loss or loss per share as previously reported.

Concentration of Risk

Concentration of Risk

The Company expects cash to be the asset most likely to subject the Company to concentrations of credit risk. The Company’s bank deposits may at times exceed federally insured limits. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure. The Company’s cash balance as of September 30, 2021, is in excess of FDIC limits in the amount of approximately $808,800.

The Company is subject to a number of risks similar to those of other companies at a clinical-stage for radiopharmaceutical drug candidates, including dependence on key individuals; the need to develop commercially viable therapeutics; competition from other companies, many of which are larger and better capitalized; and the need to obtain adequate additional financing to fund the development of its products. The Company currently depends on third-party, suppliers for key materials and services used in its research and development manufacturing process, and is subject to certain risks related to the loss of these third-party suppliers or their inability to supply the Company with adequate materials and services.

The Company had no revenue from its continuing operations for the three and nine months ended September 30, 2021 and 2020. Revenue included in discontinued operations was generated from one related customer for the three and nine months ended September 30, 2020.

Concentration of Risk

The Company expects cash to be the asset most likely to subject the Company to concentrations of credit risk. The Company’s bank deposits may at times exceed federally insured limits. The Company’s policy is to maintain its cash with high credit quality financial institutions to limit its risk of loss exposure.

The Company had no revenue from its continuing operations in 2020 and 2019. Revenue included in discontinued operations was generated from one related customer in 2020 and two related customers in 2019.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (“ASC”) 825, Financial Instruments, disclosures of fair value information about financial instruments are required, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. Cash is carried fair value.

Other financial instruments, including accounts payable, accrued liabilities and short-term debt, are carried at cost, which approximates fair value given their short-term nature.

Deferred Offering Cost

Deferred Offering Cost

Costs incurred prior to an equity offering are capitalized until the offering occurs. Upon the equity offering, all accumulated costs are charged against proceeds. If the Company determines that the equity offering will not occur, the accumulated costs are charged to operations.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. To date, the Company views its operations and manages its business as one segment.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed on the straight-line method, based on the estimated useful lives of the assets as follows:

Years
Furniture and equipment	7
Computers	5

Expenditures for maintenance and repairs are charged to operations as incurred.